STATEMENTS OF CASH FLOW (Unaudited) - USD ($)	6 Months Ended		12 Months Ended		63 Months Ended
	Feb. 28, 2015	Feb. 28, 2014	Aug. 31, 2014	Aug. 31, 2013	Aug. 31, 2014
Cash flows from operating activities:
Net (loss)	$ (2,412,597)	$ (1,176,066)	$ (1,995,519)	$ (32,771)	$ (2,056,290)
Adjustments to reconcile net (loss) to net cash used in operating activities:
Common stock issued for services	29,655		37,280		37,280
Common stock issued for services - related parties	150,202	$ 194,780	295,709		295,709
Common stock issued for officers' and directors' fees	37,497	$ 114,000	148,999		148,999
Common stock issued for interest	$ 22,683
Convertible note loan fees		$ 194,445	194,445		194,445
Valuation of warrants on convertible debt	$ 259,434	$ 196,835	275,796		275,796
Depreciation and Amortization	859,838		413		413
Changes in Current Assets and Liabilities
Inventory	396,762		$ (580,607)		$ (580,607)
Accounts receivable	(736,868)
Notes receivable	(129,900)
Other current assets	13,230	$ (44,070)	$ (27,963)		$ (27,963)
Accounts payable and accrued liabilities	(66,268)	68,322	204,275	$ 14,055	218,330
Accounts payable - related parties	18,483	24,352	330,322	$ 18,716	349,038
Net cash (used) in by operating activities	(1,557,849)	(427,402)	(1,116,850)		(1,144,850)
Cash flows from investing activities:
Purchase of vehicles	(11,500)	(5,788)
Purchase of office equipment			(5,788)		(5,788)
Net cash provided by (used in) investing activities	$ (11,500)	(5,788)	(5,788)	$ 0	(5,788)
Cash flows from financing activities
Loans from Officer		30,400	30,400		33,400
Repayments to officer		(25,833)	(30,400)		(30,400)
Convertible note proceeds	$ 884,000	500,000	500,000		500,000
Sale of common stock - net of issuance costs of $44,000	637,350	$ 283,000	698,500		723,500
Note payable payment	(1,199)
Premium Finance			15,932		15,932
Net cash provided by financing activities	1,520,151	$ 787,567	1,214,432	$ 0	1,242,432
Net increase in cash and cash equivalents	(49,198)	$ 354,377	$ 91,794		$ 91,794
Cash and cash equivalents, beginning of year	91,794
Cash and cash equivalents, end of year	42,596	$ 354,377	$ 91,794		$ 91,794
Cash paid during the year for:
Interest	$ 26,466		$ 32,594		$ 32,594
Income Taxes
Non-cash investing and financing activities:
Common stock issued for purchase of Mix1 assets				$ 19,880,000	$ 19,880,000
Purchase of Mix1 assets				(19,880,000)	(19,880,000)
Forgiveness of debt - Officer				(3,000)	(3,000)
Forgiveness of debt contributed to capital				$ 3,000	3,000
Cancellation of Common Stock			$ (3,333)		(3,333)
Cancellation of Common Stock - Paid in Capital			3,333		3,333
Cashless exercise of Warrants			374		374
Cashless exercise of Warrants - Paid in Capital			$ (374)		$ (374)
Total